Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Revenues	$ 214,039		$ 365,975		$ 386,940		$ 3,162,739		$ 6,815,548
Cost of revenue	(214,897)		(821,023)		(1,254,622)		(3,563,832)		(5,671,430)
Cost of revenue – idle capacity	(594,185)		(1,249,041)		(2,594,609)		(3,512,954)		(3,996,300)
GROSS LOSS	(595,043)		(1,704,089)		(3,462,291)		(3,914,047)		(2,852,182)
OPERATING EXPENSES
Selling expenses	(22,061)		(63,541)		(105,996)		(218,111)		(247,181)
Reverse form warranty liability	153,845				674,122		(42,176)		(256,433)
General and administrative expenses	(1,779,543)		(1,495,843)		(13,005,080)		(3,197,349)		(2,740,049)
Provision for credit losses	(23,132)		(141,639)		(2,763,188)		301,002		(1,211,221)
Impairment of Property, plant and equipment					(10,350,589)
Research and development expenses	(17,719)		(56,904)		(108,863)		(873,968)		(903,996)
Total operating expenses	(1,688,610)		(1,757,927)		(25,659,594)		(4,030,602)		(5,358,880)
LOSS FROM OPERATIONS	(2,283,653)		(3,462,016)		(29,121,885)		(7,944,649)		(8,211,062)
OTHER (EXPENSES) INCOME
Interest income	47		2,245		38,572		18,656		20,103
Interest expense	(203,675)		(158,066)		(362,675)		(101,130)		(526,999)
Government grant							124,685		375,995
Foreign currency exchange (loss) gains	(52,445)		9,731		50,336
Other expenses	(115,751)		(177,277)		(717,852)		456,437		(1,424,201)
TOTAL OTHER EXPENSES, NET	(371,824)		(323,367)		(991,619)		498,648		(1,555,102)
LOSS BEFORE INCOME TAX EXPENSE	(2,655,477)		(3,785,383)		(30,113,504)		(7,446,001)		(9,766,164)
INCOME TAX EXPENSE									(2,208)
NET LOSS	$ (2,655,477)		$ (3,785,383)		$ (30,113,504)		$ (7,446,001)		$ (9,768,372)
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
Basic	$ (0.04)		$ (0.08)		$ (0.51)		$ (0.17)		$ (0.22)
Diluted	$ (0.04)		$ (0.08)		$ (0.51)		$ (0.17)		$ (0.22)
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN CALCULATING BASIC AND DILUTED LOSS PER SHARE*
Weighted Average Number of Shares Outstanding, Basic	62,194,221		45,000,000		45,554,093		45,000,000		45,000,000
Weighted Average Number of Shares Outstanding, Diluted	62,194,221		45,000,000		45,554,093		45,000,000
Common Class A [Member]
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
Basic	$ (0.04)	[1]	$ (0.16)	[1]	$ (0.51)	[2]	$ (0.17)	[2]	$ (0.22)	[2]
Diluted	$ (0.04)	[1]	$ (0.16)	[1]	$ (0.51)	[2]	$ (0.17)	[2]	$ (0.22)	[2]
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN CALCULATING BASIC AND DILUTED LOSS PER SHARE*
Weighted Average Number of Shares Outstanding, Basic	56,416,784	[1]	39,222,563	[1]	53,278,662	[2]	39,222,563	[2]	39,222,563	[2]
Weighted Average Number of Shares Outstanding, Diluted	56,416,784	[1]	39,222,563	[1]	53,278,662	[2]	39,222,563	[2]	39,222,563	[2]
Common Class B [Member]
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
Basic	$ (0.04)	[1]	$ (0.16)	[1]	$ (0.51)	[2]	$ (0.17)	[2]	$ (0.22)	[2]
Diluted	$ (0.04)	[1]	$ (0.16)	[1]	$ (0.51)	[2]	$ (0.17)	[2]	$ (0.22)	[2]
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN CALCULATING BASIC AND DILUTED LOSS PER SHARE*
Weighted Average Number of Shares Outstanding, Basic	5,777,437	[1]	5,777,437	[1]	5,777,437	[2]	5,777,437	[2]	5,777,437	[2]
Weighted Average Number of Shares Outstanding, Diluted	5,777,437	[1]	5,777,437	[1]	5,777,437	[2]	5,777,437	[2]	5,777,437	[2]

[1]	Par value of ordinary shares, and share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.
[2]	Par value of ordinary shares, and share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.